CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Jun. 30, 2016 USD ($) subsidiaries	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiaries	25
Estimated residual values of leased property (un-guaranteed)	$ 193,299	$ 195,238
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiaries	1
Carrying value of vessels	$ 21,600
Unearned lease income	900
Estimated residual values of leased property (un-guaranteed)	4,000
Outstanding loan balance	10,700
Outstanding loan balance, current portion	$ 2,400
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiaries	24
Carrying value of vessels	$ 587,100
Outstanding loan balance	292,000
Outstanding loan balance, current portion	$ 29,900